Fees Summary	Oct. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,580,132.36
Previously Paid Amount	0
Total Fee Amount	701.22
Total Offset Amount	0
Net Fee	$ 701.22